Lease liabilities	9 Months Ended
Mar. 31, 2024
Lease liabilities [Abstract]
Lease liabilities
Note 11. Lease liabilities

	31 Mar 2024	30 Jun 2023
	$'000	$'000

Current liabilities
Lease liability	205	192

Non-current liabilities
Lease liability	1,512	1,256

Total lease liabilities	1,717	1,448

Lease liabilities
The Group's lease liability includes a 30-year lease of a site in Prince George, B.C., Canada, a three-year lease of a corporate office in Sydney, Australia and a five-year corporate office lease in Vancouver, B.C., Canada.